COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about cost of sales [Line Items]
Operating expense	$ 1,522	$ 1,278	$ 2,844	$ 2,501
Depreciation expense	555	436	1,055	847
Royalty expense	239	128	462	244
Mining and production taxes expense	68	25	114	48
Community relations	11	11	19	23
Cost of sales	2,395	1,878	4,494	3,663
Inventory write-down	33	0	64	1
Gold
Disclosure of detailed information about cost of sales [Line Items]
Operating expense	1,357	1,179	2,536	2,276
Depreciation expense	478	359	927	701
Royalty expense	196	103	389	198
Mining and production taxes expense	68	25	114	48
Community relations	10	10	17	21
Cost of sales	2,109	1,676	3,983	3,244
Copper
Disclosure of detailed information about cost of sales [Line Items]
Operating expense	165	99	308	225
Depreciation expense	71	68	114	128
Royalty expense	43	25	73	46
Mining and production taxes expense	0	0	0	0
Community relations	1	1	2	2
Cost of sales	280	193	497	401
Other
Disclosure of detailed information about cost of sales [Line Items]
Operating expense	0	0	0	0
Depreciation expense	6	9	14	18
Royalty expense	0	0	0	0
Mining and production taxes expense	0	0	0	0
Community relations	0	0	0	0
Cost of sales	$ 6	$ 9	$ 14	$ 18